Revenue (Tables)	3 Months Ended
Mar. 31, 2023
Revenue [abstract]
Disclosure of major customers	The proportion of revenue by customer in each period is as follows:

	Three months ended March 31,
	2023	2022
	%	%
BMS (including Celgene)	68%	98%
Sanofi	30%	1%
Bayer	—%	1%
Others	2%	—%
	100%	100%

Disclosure of products and services

	Three months ended March 31,
	2023	2022
	£’000	£’000
Service fees	104	—
Licensing fees - opt-in payments and milestones achieved	—	—
Licensing fees - upfront payments and research funding (including term extension payments)	5,657	6,975
Total Revenue	5,761	6,975